Segment Information - Summary of Reconciliation of CCS Earnings to Income (Detail) - USD ($) $ in Millions		3 Months Ended			9 Months Ended
		Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Disclosure of Reconciliation of Ccs Earnings to Income [Line Items]
Income/(loss) attributable to Royal Dutch Shell plc shareholders		$ 5,839	$ 6,024	$ 4,087	$ 17,762	$ 9,170
Income/(loss) attributable to non-controlling interest		202	164	125	498	328
Income/(loss) for the period	[1]	6,041	6,188	4,212	18,260	9,498
CCS Earnings [Member]
Disclosure of Reconciliation of Ccs Earnings to Income [Line Items]
Income/(loss) attributable to Royal Dutch Shell plc shareholders		5,839	6,024	4,087	17,762	9,170
Income/(loss) attributable to non-controlling interest		202	164	125	498	328
Income/(loss) for the period		6,041	6,188	4,212	18,260	9,498
Current cost of supplies adjustment:
Purchases		(381)	(1,105)	(528)	(1,760)	(230)
Taxation		95	273	145	435	62
Share of profit/(loss) of joint ventures and associates		(16)	(9)	(26)	(25)	(35)
Current cost of supplies adjustment	[2]	(302)	(841)	(409)	(1,350)	(203)
CCS earnings		5,739	5,347	3,803	16,910	9,295
Of which:
CCS earnings attributable to Royal Dutch Shell plc shareholders		5,570	5,226	3,698	16,499	8,999
CCS earnings attributable to non-controlling interest		$ 169	$ 121	$ 105	$ 411	$ 296

[1]	See Note 2 "Segment information".
[2]	The adjustment attributable to Royal Dutch Shell plc shareholders is a negative $269 million in the third quarter 2018 (Q2 2018: negative $798 million; Q3 2017: negative $389 million; nine months 2018: negative $1,263 million; nine months 2017: negative $171 million).